Share-based Payments - Measurement of fair values (Details)									1 Months Ended			12 Months Ended
	Dec. 31, 2021 EUR (€) Options € / shares shares	Oct. 08, 2021 € / shares	Sep. 15, 2021 € / shares	Sep. 14, 2021 € / shares shares	Aug. 31, 2021 € / shares	Jul. 31, 2021 € / shares	Jun. 30, 2021 € / shares	Mar. 31, 2021 € / shares	Aug. 31, 2021	Jul. 31, 2021	Mar. 31, 2021	Dec. 31, 2021 EUR (€) Options € / shares USD ($) shares	Dec. 31, 2020 EUR (€) Options € / shares	Dec. 31, 2021 USD ($) Options shares	Sep. 14, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable | Options	13,286,568											13,286,568	0	13,286,568
Discount for lack of marketability													5.00%
Fair value option per share	€ 6.12		€ 7.89		€ 7.71	€ 7.36	€ 7.05	€ 7.13					€ 6.05
Volatility rate (in percent)													154.00%
General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share-based awards | €												€ 6,948,000
Total fair value of options granted | €	€ 23,061,000											€ 23,061,000	€ 16,949,000
Conversion rate		258700.00%
Exercise price		€ 1
WAEP	€ 0											€ 0
Number of options vested | Options												3,300,960	3,788,382
Number of options granted | Options												0
Lock-up period for options become exercisable												180 days
Discount for lack of marketability				100.00%							85.00%
Increase in discount for lack of marketability									5.00%	5.00%
Fair value of option | €													€ 17,297
Fair value option per share													€ 6.05
General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price												€ 0.12
WAEP	€ 0.12											€ 0.12
Weighted average remaining contractual life (in years)												1 year 8 months 12 days
Number of options granted | $												0
Number of options exercisable | $														0
Weighted average fair value of options granted												5.97
Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total fair value of options granted | €	€ 11,229,000											€ 11,229,000
WAEP	€ 7.90											€ 7.90
Weighted average remaining contractual life (in years)												12 years 4 months 24 days
Number of options vested | Options												101,018	0
Number of options granted | Options												1,888,477
Volatility rate (in percent)												118.90%
Executives - ESOP modified | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years) | $												2
Executives - ESOP modified | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years) | $												4
Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
WAEP	€ 0.12											€ 0.12
Weighted average remaining contractual life (in years)												2 years 8 months 12 days
Number of options granted | Options												1,050,913
Number of options exercisable | Options	26,335											26,335		26,335
Weighted average fair value of options granted												7.09
Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
WAEP	€ 8.15											€ 8.15
Weighted average remaining contractual life (in years)												9 years 10 months 24 days
Number of options granted | Options												7,036,501
Number of options exercisable | Options	0											0		0
Weighted average fair value of options granted												5.68
Volatility rate (in percent)												121.80%
Expected term (in years) | $												4
Executives - Performance-based stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price												€ 7.11
Executives - Performance-based stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price												8.80
Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price												7.25
WAEP	€ 7.25											€ 7.25
Weighted average remaining contractual life (in years)												9 years 10 months 24 days
Number of options granted | Options												2,951,000
Number of options exercisable | Options	0											0		0
Weighted average fair value of options granted												5.31
Volatility rate (in percent)												121.90%
Expected term (in years) | $												4
Executives - Success fees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provision made for payments | €	€ 2,590,000											€ 2,590,000
Percentage of success fee on proceeds from reorganization												0.50%
Number of shares converted | shares				293,230
Price per share | (per share)				€ 8.47											$ 10.00
Cap amount | $														$ 1,000,000,000
Volatility rate (in percent)												68.00%
Expected term (in years) | $												2
Executives - Success fees | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate (in percent)												0.62%
Executives - Success fees | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate (in percent)												0.73%
Executives - Joint Stock Ownership plan (JSOP) and bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (in years)												4 years 8 months 12 days
Volatility rate (in percent)												126.00%
Expected term (in years) | $												3.7
Advisors - Strategic collaboration agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount for lack of marketability												5.00%
Number of warrants to purchase shares | shares	1,800,000											1,800,000		1,800,000
Exercise price of warrant	€ 0.12											€ 0.12
Expiration period (in years)												5 years
Transfer restriction period (in months)												12 months
Professional fees | €												€ 13,030,000